UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07743
                                                     ---------

                            THE ROCKLAND FUNDS TRUST
                            ------------------------
               (Exact name of registrant as specified in charter)


                              1235 WESTLAKES DRIVE
                              --------------------
                               BERWYN, PA  19312
                              -------------------
              (Address of principal executive offices) (Zip code)


                                 RICHARD GOULD
                                 -------------
                              1235 WESTLAKES DRIVE
                              --------------------
                               BERWYN, PA  19312
                               ------------------
                    (Name and address of agent for service)

                                 1-800-497-3933
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period:  MARCH 31, 2005
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                     (ROCKLAND SMALL CAP GROWTH FUND LOGO)
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2005
                             THE ROCKLAND SMALL CAP
                                  GROWTH FUND

ROCKLAND SMALL CAP GROWTH FUND
EXPENSE EXAMPLE -- MARCH 31, 2005 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/04 - 3/31/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. These expenses are not included in the example below. The example below includes, but is not limited to, advisory fees, shareholder servicing fees, interest expense, fund accounting and custody fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                   BEGINNING ACCOUNT           ENDING ACCOUNT                EXPENSES PAID DURING
                                     VALUE 10/1/04             VALUE 3/31/05             PERIOD 10/1/04 - 3/31/051<F1>
                                   -----------------           -------------             -----------------------------
Actual*<F2>                            $1,000.00                 $1,016.10                           $9.05
Hypothetical (5% return
before expenses)**<F3>                  1,000.00                  1,015.96                            9.05



1<F1> Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period. The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The annualized expense ratio paid to the custodian for such overdrafts was 0.02%.

*<F2> Excluding interest expense, your actual cost of investment in the Fund would be $8.95.

**<F3> Excluding interest expense, your hypothetical cost of investment in the Fund would be $8.95.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2005 (UNAUDITED)

ASSETS:
     Investments, at value (cost $43,447,418)                   $49,854,355
     Receivable for investments sold                              1,166,431
     Receivable for capital shares sold                          12,668,642
     Dividends and interest receivable                                2,937
     Other assets                                                    20,527
                                                                -----------
          Total Assets                                           63,712,892
                                                                -----------
LIABILITIES:
     Payable for investments purchased                              833,824
     Capital shares repurchased                                      29,243
     Payable to custodian for overdraft                             113,178
     Payable to Adviser                                              42,154
     Accrued expenses and other liabilities                         112,460
                                                                -----------
          Total Liabilities                                       1,130,859
                                                                -----------
NET ASSETS                                                      $62,582,033
                                                                -----------
                                                                -----------
NET ASSETS CONSIST OF:
     Capital stock                                              $74,167,967
     Accumulated net realized loss on investments sold          (17,992,871)
     Net unrealized appreciation on investments                   6,406,937
                                                                -----------
          Total Net Assets                                      $62,582,033
                                                                -----------
                                                                -----------
     Shares of beneficial interest outstanding
       (unlimited shares of $0.001 par value authorized)          4,132,712
     Net asset value, redemption price and offering
       price per share                                          $     15.14
                                                                -----------
                                                                -----------
                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

INVESTMENT INCOME:
     Dividend income                                             $   17,719
     Interest income                                                  3,060
                                                                 ----------
          Total investment income                                    20,779
                                                                 ----------
EXPENSES:
     Investment advisory fee                                        283,799
     Administration fee                                              19,639
     Shareholder servicing and accounting costs                      74,533
     Custody fees                                                    21,826
     Federal and state registration                                  13,793
     Professional fees                                               49,203
     Reports to shareholders                                          7,954
     Trustees' fees and expenses                                     26,052
     Other                                                            6,716
                                                                 ----------
          Total expenses before interest expense                    503,515
     Interest expense (Note 5)                                        5,975
                                                                 ----------
          Total expenses                                            509,490
                                                                 ----------
NET INVESTMENT LOSS                                                (488,711)
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                             5,688,848
     Net change in unrealized appreciation/depreciation
       on investments                                            (3,666,824)
                                                                 ----------
     Net realized and unrealized gain on investments              2,022,024
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,533,313
                                                                 ----------
                                                                 ----------
                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     SIX MONTHS ENDED            YEAR ENDED
                                                                                      MARCH 31, 2005         SEPTEMBER 30, 2004
                                                                                     ----------------        ------------------
                                                                                        (UNAUDITED)
OPERATIONS:
     Net investment loss                                                                 $  (488,711)             $(1,244,055)
     Net realized gain on investments                                                      5,688,848                8,541,062
     Net change in unrealized appreciation/depreciation on investments                    (3,666,824)              (9,648,812)
                                                                                         -----------              -----------
     Net increase (decrease) in net assets resulting from operations                       1,533,313               (2,351,805)
                                                                                         -----------              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS (NOTE 3)                                                     279,783              (44,607,173)
                                                                                         -----------              -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                      1,813,096              (46,958,978)
NET ASSETS:
     Beginning of period                                                                  60,768,937              107,727,915
                                                                                         -----------              -----------
     End of period                                                                       $62,582,033              $60,768,937
                                                                                         -----------              -----------
                                                                                         -----------              -----------


                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS



                                         SIX MONTHS                            YEARS ENDED SEPTEMBER 30,
                                            ENDED       -----------------------------------------------------------------
                                       MARCH 31, 2005   2004(1)<F4>      2003           2002           2001          2000
                                       --------------   ----------       ----           ----           ----          ----
                                         (UNAUDITED)
Per Share Data:
Net asset value, beginning of year    $14.90             $15.76         $10.81         $14.72         $32.22        $19.34
                                      ------             ------         ------         ------         ------        ------
Income from
investment operations:
     Net investment loss               (0.13)(3)<F6>      (0.22)(3)<F6>  (0.19)(3)<F6>  (0.20)(2)<F5>  (0.14)(2)<F5> (0.28)(2)<F5>
     Net realized and
       unrealized gains
       (losses) on investments          0.37              (0.66)          5.14          (3.71)        (11.84)        18.19
                                      ------             ------         ------         ------         ------        ------
     Total from investment
       operations                       0.24              (0.88)          4.95          (3.91)        (11.98)        17.91
                                      ------             ------         ------         ------         ------        ------
Redemption fees                         0.00               0.02             --             --             --            --
                                      ------             ------         ------         ------         ------        ------
Less distributions from
  net realized gains                      --                 --             --             --         (5.52)         (5.03)
                                      ------             ------         ------         ------         ------        ------
Net asset value, end of year          $15.14             $14.90         $15.76         $10.81         $14.72        $32.22
                                      ------             ------         ------         ------         ------        ------
                                      ------             ------         ------         ------         ------        ------
Total return                            1.61%(4)<F7>      (5.46)%        45.79%        (26.56)%       (41.89)%      108.14%
Supplemental data and ratios:
     Net assets, end of year     $62,582,033       $60,768,937    $107,727,915    $36,982,866    $67,762,250   $69,583,711
     Ratio of expenses
       to average net assets            1.80%(5)<F8>       1.66%(5)<F8>   1.54%(5)<F8>    1.57%(5)<F8>   1.41%        1.53%
     Ratio of net investment                 (6)<F9>
       Loss to average
       net assets                   (1.72)%(6)<F9>        (1.35)%        (1.47)%         (1.21)%       (0.86)%      (1.27)%
     Portfolio turnover rate        102.45%              331.98%        449.89%         513.67%        513.68%      615.06%



(1)<F4> Effective March 31, 2004, the Fund changed its investment adviser to Gould Investment Partners, LLC. Richard H. Gould was employed by the Fund's former investment manager, Greenville Capital Management since 1994 and has served as the Fund's portfolio manager since its inception in 1996.

(2)<F5> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(3)<F6> Net investment loss per share represents net investment loss divided by the average shares of beneficial interest outstanding throughout the year.

(4)<F7>   Not annualized.

(5)<F8> The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the periods ended March 31, 2005, September 30, 2004, 2003 and 2002 was 0.02%, 0.03%, 0.03% and
          0.12%, respectively.

(6)<F9>   Annualized.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

 SHARES                                                             VALUE
 ------                                                             -----

               COMMON STOCKS -- 79.7%
               COMMERCIAL SERVICES -- 5.4%
       8,800   The Corporate Executive Board Company            $   562,760
      94,450   Labor Ready, Inc. (a)<F10>                         1,761,492
      12,200   Navigant Consulting, Inc. (a)<F10>                   332,206
      34,500   Resources Connection, Inc. (a)<F10>                  722,085
                                                                -----------
                                                                  3,378,543
                                                                -----------
               COMMUNICATIONS -- 0.5%
      38,700   Kongzhong Corporation -- ADR (a)<F10>(b)<F11>        309,600
                                                                -----------
               COMPUTERS & PERIPHERALS -- 2.7%
      95,600   SpatiaLight, Inc. (a)<F10>                           482,780
      65,900   Xyratex Ltd. (a)<F10>(b)<F11>                      1,232,330
                                                                -----------
                                                                  1,715,110
                                                                -----------
               DISTRIBUTOR -- 2.4%
      45,800   Central European Distribution
                 Corporation (a)<F10>                             1,524,682
                                                                -----------
               ELECTRONICS -- 2.1%
      13,600   ARGON ST, Inc. (a)<F10>                              448,800
      10,100   Engineered Support Systems, Inc.                     540,552
      24,500   LaBarge, Inc. (a)<F10>                               320,705
                                                                -----------
                                                                  1,310,057
                                                                -----------
               FINANCIAL SERVICES -- 6.2%
      83,333   ECapital Financial Corporation (a)<F10>(c)<F12>        8,333
      63,800   Euronet Worldwide, Inc. (a)<F10>                   1,821,490
      30,200   iPayment Holdings, Inc. (a)<F10>                   1,274,440
      22,100   Portfolio Recovery Associates, Inc. (a)<F10>         752,063
                                                                -----------
                                                                  3,856,326
                                                                -----------
               HEALTH CARE SERVICES & SUPPLIES -- 6.3%
      70,500   HealthExtras, Inc. (a)<F10>                        1,173,825
      36,800   Hythiam Inc. (a)<F10>                                314,272
      40,550   Matria Healthcare, Inc. (a)<F10>                   1,245,291
      62,800   Radiation Therapy Services, Inc. (a)<F10>          1,191,944
                                                                -----------
                                                                  3,925,332
                                                                -----------
               INTERNET SERVICES -- 3.4%
      20,000   aQuantive, Inc. (a)<F10>                             221,400
      10,700   Ctrip.com International
                 Ltd. -- ADR (a)<F10>(b)<F11>                       404,995
       6,700   Digital River, Inc. (a)<F10>                         208,772
      29,900   Equinix, Inc. (a)<F10>                             1,265,966
                                                                -----------
                                                                  2,101,133
                                                                -----------
               MATERIALS -- 2.7%
      10,600   Schnitzer Steel Industries, Inc. -- Class A          357,538
      18,600   Silgan Holdings Inc.                               1,208,628
       3,750   Steel Dynamics, Inc.                                 129,188
                                                                -----------
                                                                  1,695,354
                                                                -----------
               MEDICAL PRODUCTS -- 12.4%
      37,800   Affymetrix, Inc. (a)<F10>                          1,619,352
      19,000   Dade Behring Holdings Inc. (a)<F10>                1,119,670
      41,700   DJ Orthopedics Incorporated (a)<F10>               1,044,585
      10,600   Foxhollow Technologies Inc. (a)<F10>                 298,920
      60,550   IntraLase Corp (a)<F10>                            1,013,607
      13,600   Intuitive Surgical, Inc. (a)<F10>                    618,392
      18,800   Occulogix Inc. (a)<F10>                              158,296
      50,700   Ventana Medical Systems, Inc. (a)<F10>             1,899,222
                                                                -----------
                                                                  7,772,044
                                                                -----------
               OIL & GAS SERVICES -- 9.5%
      20,600   Atwood Oceanics, Inc. (a)<F10>                     1,370,724
      40,300   Cal Dive International, Inc. (a)<F10>              1,825,590
      38,900   Carrizo Oil & Gas, Inc. (a)<F10>                     660,911
      21,400   Patina Oil & Gas Corporation                         856,000
       6,900   Plains Exploration & Production
                 Company (a)<F10>                                   240,810
      10,600   Swift Energy Company (a)<F10>                        301,464
      26,700   Todco -- Class A (a)<F10>                            689,928
                                                                -----------
                                                                  5,945,427
                                                                -----------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 2.6%
      10,200   Bone Care International, Inc. (a)<F10>               264,588
      16,300   Martek Biosciences Corporation (a)<F10>              948,497
      11,300   SFBC International, Inc. (a)<F10>                    398,212
                                                                -----------
                                                                  1,611,297
                                                                -----------
               RETAIL -- 8.2%
      34,500   Dick's Sporting Goods, Inc. (a)<F10>               1,267,185
      11,000   Electronics Boutique Holdings Corp. (a)<F10>         472,670
       3,600   Guitar Center, Inc. (a)<F10>                         197,388
      18,500   LIFE TIME FITNESS, Inc. (a)<F10>                     499,130
      45,100   Pacific Sunwear of California, Inc. (a)<F10>       1,261,898
      16,700   PETCO Animal Supplies, Inc. (a)<F10>                 614,727
      10,000   RedEnvelope Inc. (a)<F10>                             79,700
      15,900   USANA Health Sciences, Inc. (a)<F10>                 752,070
                                                                -----------
                                                                  5,144,768
                                                                -----------
               SEMICONDUCTORS -- 7.9%
      45,000   M-Systems Flash Disk
                 Pioneers Ltd. (a)<F10>(b)<F11>                     991,800
      97,500   Netlogic Microsystems Inc. (a)<F10>                1,209,975
      38,400   Sigmatel Incorporated (a)<F10>                     1,437,312
      29,500   Tessera Technologies Inc. (a)<F10>                 1,275,285
                                                                -----------
                                                                  4,914,372
                                                                -----------
               SOFTWARE -- 5.4%
      15,700   Kronos Incorporated (a)<F10>                         802,427
      12,100   Moldflow Corporation (a)<F10>                        193,479
      15,900   TALX Corporation                                     288,744
      31,500   The Ultimate Software Group, Inc. (a)<F10>           503,370
      29,450   Websense, Inc. (a)<F10>                            1,584,410
                                                                -----------
                                                                  3,372,430
                                                                -----------
               TRANSPORTATION -- 2.0%
      18,400   UTI Worldwide, Inc. (b)<F11>                       1,277,880
                                                                -----------
               TOTAL COMMON STOCKS
                 (Cost $43,447,418) -- 79.7%*<F13>               49,854,355
               Other Assets in Excess of
                 Liabilities -- 20.3%                            12,727,678
                                                                -----------
               TOTAL NET ASSETS -- 100.0%                       $62,582,033
                                                                -----------
                                                                -----------

(a)<F10>  Non-income producing security.

(b)<F11>  Foreign security.

(c)<F12>  Illiquid security - acquired through private placement.  (Note 2)

ADR       American Depository Receipts.

*<F13>    Note: Due to a significant subscription for the Fund on the last day
          ----
          of the report resulting in a large receivable, common stocks held as a percentage of total net assets appears lower. The Fund is fully invested in common stocks with the cash available to invest. On March 30, 2005, the Fund held 99.69% of common stocks as a percentage of total net assets, which is more indicative of the Fund's percentage of common stocks held.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SECTOR ALLOCATION OF PORTFOLIO HOLDINGS -- MARCH 31, 2005 (UNAUDITED)

    Percentages represent market value as a percentage of total investments.

Commercial Services                                          6.8%
Communications                                               0.6%
Computers & Peripherals                                      3.4%
Distributor                                                  3.1%
Electronics                                                  2.6%
Financial Services                                           7.7%
Health Care Services & Supplies                              7.9%
Internet Services                                            4.2%
Materials                                                    3.4%
Medical Products                                            15.6%
Oil & Gas Services                                          11.9%
Pharmaceuticals & Biotechnology                              3.2%
Retail                                                      10.3%
Semiconductors                                               9.9%
Software                                                     6.8%
Transportation                                               2.6%

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES
     The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GOULD INVESTMENT PARTNERS LLC("GOULD IP"), has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 shares of its capital shares at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a U.S. security exchange other than the NASDAQ NMS and Small Cap exchanges ("NASDAQ"), for which market quotations are readily available are valued at their market value on the day the valuation is made as determined by their last sales price in the principal market in which the securities are normally traded. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Common stocks, other equity-type securities, including securities listed on NASDAQ, and securities sold short which are listed on an exchange, but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value of that fund first determined after the Fund places its order. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Gould IP. The procedures authorize Gould IP to make all necessary determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

          Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales and post October capital losses.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Share Valuation - The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charged a 1% redemption fee on shares held less than 180 days. Effective March 31, 2005, the Fund charges a 2% redemption fee on the redemption of Fund shares within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

     f) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     g) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. All discounts and premiums are accreted for tax and financial reporting.

2.   RESTRICTED SECURITIES
     The Fund holds 83,333 shares of ECapital Financial Corporation common stock, the sale of which is restricted. Because the shares are restricted, Gould IP has valued them at $0.10 per share in accordance with procedures adopted by the Board of Trustees after considering certain pertinent factors, such as the results of operations of ECapital since the date of purchase on March 15, 2001 for $167 and the sales price of recent private placements in its common stock. No quoted market price exists for ECapital shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.

3.   SHARES OF BENEFICIAL INTEREST
     Transactions in shares of beneficial interest for the six months ended March 31, 2005 and the fiscal year ended September 30, 2004, respectively, were as follows:

     SIX MONTHS ENDED
     MARCH 31, 2005                              $                 SHARES
     ----------------                          -----               ------
     Shares sold                            $17,400,511           1,147,097
     Shares redeemed                        (17,124,646)         (1,092,163)
     Redemption fees                              3,918                  --
                                            -----------         -----------
     Net increase                           $   279,783              54,934
                                            -----------
                                            -----------
     SHARES OUTSTANDING:
     Beginning of period                                          4,077,778
                                                                -----------
     End of period                                                4,132,712
                                                                -----------
                                                                -----------
     YEAR ENDED
     SEPTEMBER 30, 2004                          $                 SHARES
     ------------------                        -----               ------
     Shares sold                            $42,826,559           2,483,168
     Adviser reimbursement
     for compliance break                         3,097                  --
     Shares redeemed                        (87,528,491)         (5,242,405)
     Redemption fees                             91,662                  --
                                           ------------          ----------
     Net decrease                          $(44,607,173)         (2,759,237)
                                           ------------
                                           ------------
     SHARES OUTSTANDING:
     Beginning of period                                          6,837,015
                                                                 ----------
     End of period                                                4,077,778
                                                                 ----------
                                                                 ----------
4.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of investments, excluding short-term investments by the Fund for the six months ended March 31, 2005, were $58,737,986 and $71,899,689, respectively. The Fund did not purchase long-term U.S. Government securities as a part of its investment strategy during the six months ended March 31, 2005.

     At September 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of Investments(a)<F14>                               $ 51,651,321
                                                               ------------
                                                               ------------
     Gross unrealized appreciation                             $ 10,847,984
     Gross unrealized depreciation                               (1,504,034)
                                                               ------------
     Net unrealized appreciation/(depreciation)                $  9,343,950
                                                               ------------
                                                               ------------
     Other accumulated losses                                  $(22,951,908)
                                                               ------------
     Total accumulated earnings/(losses)                       $(13,607,958)
                                                               ------------
                                                               ------------
     (a)<F14> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

     At September 30, 2004, the Fund had accumulated net realized capital loss carryovers of $22,951,908 with $20,186,574 and $2,765,334 expiring in 2010 and 2011, respectively. To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund.

     The Fund made no distributions during the six months ended March 31, 2005 and the fiscal year ended September 30, 2004.

5.   INTEREST EXPENSE
     During the course of operations, the Fund's custody account with U.S. Bank, N.A. (the "Bank") was overdrawn at times during the period due to shareholder redemptions from the Fund. The Bank charges interest at the Bank's Prime Rate (weighted average rate of 5.13% for the six months ended March 31, 2005) for overdrafts. During the six months ended March 31, 2005, the Fund had an outstanding average daily balance of $432,298 from overdrafts. The Fund incurred $5,975 in interest expense for the six months ended March 31, 2005.

6.   INVESTMENT ADVISORY AND OTHER
     AGREEMENTS
     On March 31, 2004 at a Special Meeting of Shareholders of The Rockland Small Cap Growth Fund (the "Fund"), a series of The Rockland Funds Trust (the "Trust"), the shareholders approved a new investment advisory agreement for the Fund with Gould Investment Partners LLC ("GIP"). The initial term of the investment advisory agreement is two years. GIP is a federally registered investment advisory firm established by the Fund's portfolio manager, Richard H. Gould. Mr. Gould was employed by the Fund's former investment adviser, Greenville Capital Management, Inc. ("Greenville") since 1994 and has served as the Fund's portfolio manager since its inception in 1996.

     Pursuant to its advisory agreement with the Trust, GIP is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-800-497-3933 or on the SEC website at www.sec.gov.

The actual voting records relating to portfolio securities during the twelve month period ended June 30, 2004 (as filed with the SEC on Form N-PX) are available without charge by calling 1-800-497-3933 or by accessing the SEC's website at www.sec.gov.

The Fund is required to file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-497-3933 or by accessing the SEC's website at www.sec.gov. Copies of Form N-Q can also be obtained by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

                                    TRUSTEES
                               Mr. Richard Gould
                               Mr. George Keeley
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger
                            Mr. R. Peter Zimmermann

                                    OFFICERS
                    Mr. Richard Gould, President & Treasurer
                        Mr. Linn Morrow, Vice President
                      Ms. Barbara Grosso, Secretary & CCO

                               INVESTMENT ADVISOR
                         Gould Investment Partners LLC
                        1235 Westlakes Drive, Suite 280
                               Berwyn, PA  19312

                                  DISTRIBUTOR
                 Constellation Investment Distribution Company
                              1205 Westlakes Drive
                               Berwyn, PA  19312

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                  P.O. Box 701
                               425 Walnut Street
                             Cincinnati, OH  45202

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601

                                 LEGAL COUNSEL
                    Stradley, Ronon, Stevens and Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA  19103

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.


ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The registrant's principal executive officer/President and principal financial officer/Treasurer has reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-5(b) under the Securities Exchange Act of 1934. Based on his review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant's service provider.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  The Rockland Funds Trust
                   ------------------------

     By (Signature and Title)  /s/Richard Gould
                               -----------------
                               Richard Gould, President

     Date  June 1, 2005
           ------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

     By (Signature and Title)  /s/Richard Gould
                               ----------------
                               Richard Gould, President and Treasurer